Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
6.	Income Taxes

(Loss) before income taxes consists of the following:

	Years Ended December 31,
	2015	2014
Domestic	$(7,563,300)	$(1,235,446)
Foreign	(6,291,475)	(8,614,536)

Loss before income taxes	$(13,854,775)	$(9,849,982)

The components of the provision (benefit) for income taxes are as follows:

	Years Ended December 31,
	2015	2014
Current:
Federal	$—	$—
State	—	—
Foreign	203,866	(18)

Total current	203,866	(18)
Deferred:
Federal	—	—
State	—	—
Foreign	—	—

Total deferred	—	—

Provision (benefit) for income taxes	$203,866	$(18)

The reconciliation of the federal statutory rate to Pieris’s effective tax rate is as follows:

	2015	2014
Federal income tax rate	34.0%	34.0%
Foreign rate differential	(2.1)%	(4.3)%
State tax, net of federal benefit	3.1	—
Permanent Items: Non-deductible expenses	(1.7)	(4.5)
Deferred adjustments	2.9	—
Loss of German NOL’s	(66.0)	(74.2)
Withholding tax	(1.5)	—
Other	—	0.1

Change in valuation allowance	29.8	48.9

Effective income tax rate	(1.5)%	0.0%

The Company follows the provisions of FASB ASC 740, “Accounting for Uncertainty in Income Taxes—An Interpretation of FASB No. 109.” FASB ASC 740 provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the financial statements in accordance with ASC 740-20. Tax positions must meet a “more-likely-than-not” recognition threshold at the effective date to be recognized upon the adoption of FASB ASC 740 and in subsequent periods. Pieris recognizes interest and penalties, if any, related to uncertain tax positions in income tax expense. No uncertain tax positions nor any interest and penalties related to uncertain tax positions were accrued at December 31, 2015 and December 31, 2014.

The Company operates in multiple countries. Accordingly, separate tax filings are required based on jurisdiction. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. Management believes it is more likely than not that the results of future operations will not generate sufficient taxable income in the U.S. or in its foreign jurisdictions to realize the full benefits of its U.S. deferred tax assets. As of December 31, 2015, we continue to maintain a full valuation allowance against all net deferred tax assets.

As of December 31, 2015, the Company has U.S. federal and state tax net operating loss carryforwards of approximately $6.0 million, which expire through 2035. Utilization of the tax net operating loss carryforwards may be limited in any year due to limitations in the Internal Revenue Code. As of December 31, 2015, the Company had Australia tax net operating loss carryforwards of approximately $0.3 million, which will not expire.

As of December 31, 2015, the Company had German corporate income tax and trade tax net operating loss carryforwards of approximately $5.9 million and $5.7 million respectively. Based on German tax law, the losses can be carried forward indefinitely. The operating loss carryforwards generated are subject to restrictions under German tax law. These regulations may limit the future use of operating loss carryforwards if there is a change in ownership. As a result of the ownership change Pieris GmbH experienced from the Acquisition and Private Placement in December 2014, the Company believes that it is more likely than not that future use of the net operating loss carryforwards that existed prior to the Acquisition may be limited significantly or forfeited entirely and as such the Company has written them off accordingly during the 2014 and 2015 period. The Company files federal income tax returns as well as returns in multiple foreign jurisdictions. Tax years ended December 31, 2013 or later remain subject to examination by the German tax authorities. Tax years ended December 31, 2014 and later remain subject to examination by the U.S. tax authorities.

The components of deferred tax assets and liabilities related to net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income taxes purposes were as follows:

	Years Ended December 31,
	2015	2014
Deferred tax assets:
Share based awards compensation	$692,906	$—
Accrued expenses	4,201	—
Book accumulated depreciation net of tax	12,276	—
Net operating loss carryforwards	4,147,012	9,951,666
Bank loan	—	12,653
Accrued compensation	129,624	—
Other	10,149	1,129

Total deferred tax assets	4,996,168	9,965,448
Less: valuation allowance:	(4,996,168)	(9,916,553)

Net deferred tax asset	$—	$48,895
Deferred tax liabilities:
Accrued expenses	$—	$(8,811)
Prepaid expenses	—	(9,438)
Depreciation	—	(30,646)

Total deferred tax liabilities	—	(48,895)

Net deferred taxes	$—	$—

Tax field audit

On July 11, 2014, a tax field audit for the years 2010 to 2012 in accordance with §193 paragraph 1 AO under German law was announced by the tax office Freising. The tax field audit took place in July 2014. The results of the audit led to a reduction of the Company’s net operating loss carryforwards on German corporate income tax by a total of $619,820 and a reduction of the Company´s net operating loss carryforwards on German corporate trade tax by a total of $644,795 for the years under the tax audit.